Accounts receivable and accrued revenues	9 Months Ended
Sep. 30, 2020
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues
Note 8 – Accounts receivable and accrued revenues
Accounts receivable and accrued revenues totaling $61.9 million as of September 30, 2020 consists of mainly accounts receivable with no material amounts overdue.